Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 3,843	€ 1,370	€ 14,598	€ 3,230
Other income		138		504	80
Research and development costs		(9,414)	(5,446)	(25,745)	(17,415)
General and administrative costs		(3,283)	(3,315)	(9,748)	(11,486)
Total operating costs		(12,697)	(8,761)	(35,493)	(28,901)
Operating result		(8,716)	(7,391)	(20,391)	(25,591)
Finance income and expense		469	363	1,470	289
Result on derecognition of subsidiary			92		92
Results related to financial liabilities measured at fair value through profit or loss		139	118	266	1,009
Result on derecognition of financial liabilities			1,357		1,866
Result before corporate income taxes		(8,108)	(5,461)	(18,655)	(22,335)
Corporate income taxes			41	197	83
Result for the period		(8,108)	(5,420)	(18,458)	(22,252)
Items that will not be reclassified subsequently to profit or loss
Fair value loss on investment in financial asset designated as at FVTOCI			(621)		(621)
Items that may be reclassified subsequently to profit or loss
Foreign exchange differences on translation of foreign operations		(377)	286	(101)	74
Total comprehensive loss		(8,485)	(5,755)	(18,559)	(22,799)
Result attributable to
Owners of the Company		(8,108)	(5,710)	(18,458)	(22,636)
Non-controlling interests			290		384
Result for the period		(8,108)	(5,420)	(18,458)	(22,252)
Total comprehensive income attributable to
Owners of the Company		(8,485)	(6,045)	(18,559)	(23,183)
Non-controlling interests			290		384
Total comprehensive loss		€ (8,485)	€ (5,755)	€ (18,559)	€ (22,799)
Share information
Weighted average number of shares outstanding, basic	[1]	81,682,296	81,000,320	81,639,533	80,942,881
Weighted average number of shares outstanding, diluted		81,682,296	81,000,320	81,639,533	80,942,881
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.10)	€ (0.07)	€ (0.23)	€ (0.28)
Diluted loss per share	[1]	€ (0.10)	€ (0.07)	€ (0.23)	€ (0.28)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal